GOODWILL AND PURCHASED INTANGIBLE ASSETS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GOODWILL AND PURCHASED INTANGIBLE ASSETS
Amortization of intangible assets	$ 516	$ 1,239	$ 206